NET TRADING INCOME (Details) - Schedule of Net Gains (Losses) Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	£ 120	£ (8)	£ 404
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	3,509	(26)	1,122
Equity shares	14,559	(4,747)	9,862
	18,188	(4,781)	11,388
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(214)	(156)	(144)
Securities and other gains	£ 17,974	£ (4,937)	£ 11,244